Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Spyglass Growth Fund
Class Name	Institutional Shares
Trading Symbol	SPYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spyglass Growth Fund (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://spygx.com/fund-documents/. You can also request this information by contacting us at 1-888-878-5680.
Additional Information Phone Number	1-888-878-5680
Additional Information Website	https://spygx.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended December 31, 2025, the Fund generated a return of 15.74%. This performance was favorable compared to the return of 10.28% for its benchmark, the Bloomberg US  Mid Cap Growth Index (which includes the reinvestment of dividends).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s primary driver of performance during the reporting period was security selection. Throughout 2025, company fundamentals appeared to be the primary driver of stock prices, despite  macroeconomic  conditions, and the Fund benefited from Spyglass’s fundamental strategy, with the majority of Spyglass portfolio companies meeting or exceeding consensus expectations when reporting financial results.
The Fund invests in what Spyglass believes are dynamic companies operating in rapidly-growing industries led by results-oriented, entrepreneurial management teams. The Fund’s strategy remains consistent as it attempts to identify companies that are benefiting from secular growth and are well positioned to compete in the industries in which they operate.

Top Contributors
↑	AppLovin Corporation
↑	Exact Sciences Corporation
↑	Robinhood Markets, Inc.
↑	MongoDB, Inc.
↑	Astera Labs, Inc.

Top Detractors
↓	Sweetgreen, Inc.
↓	Shift4 Payments, Inc.
↓	Hubspot, Inc.
↓	ACV Auctions, Inc.
↓	Duolingo, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[1]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2017)
Institutional Shares	15.74	4.01	14.50
S&P 500 TR Index	17.88	14.42	14.32
Bloomberg 500 Total Return Index†	18.03	14.00	14.47
Bloomberg US Mid Growth Total Return Index	10.28	6.89	11.13
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://spygx.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,158,136,286
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 8,481,050
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,158,136,286
Number of Holdings	25
Net Advisory Fee Paid	$8,481,050
Portfolio Turnover Rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors[1]	(% of Net Assets)
Information Technology	41.4%
Consumer Discretionary	14.6%
Financials	14.5%
Industrials	12.0%
Health Care	11.4%
Real Estate	5.2%
Cash & Other	0.9%

Top Holdings	(% of Net Assets)
MongoDB, Inc.	5.5%
Affirm Holdings, Inc.	5.4%
Shift4 Payments, Inc. - Class A	5.3%
HubSpot, Inc.	5.3%
CoStar Group, Inc.	5.3%
Global-e Online Ltd.	5.2%
AAON, Inc.	4.5%
Ascendis Pharma AS	4.4%
API Group Corp.	4.4%
Cadence Design Systems, Inc.	4.2%
[2]
Updated Prospectus Web Address	https://spygx.com/fund-documents/

[1]
†	The Bloomberg 500 TR Index has replaced the S&P 500 TR Index as the Fund’s broad-based securities market index due to licensing considerations and potential cost savings.

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.